Eaton Vance

High Yield Municipal Income Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$567	$170,156

		$170,156

Education — 4.5%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(3)	$1,270	$1,359,827
California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/44	3,000	3,461,039
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/34	1,225	1,440,220
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/36	1,250	1,459,800
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/38	1,500	1,738,410
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(3)	545	563,824
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(3)	1,020	1,040,186
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/49(3)(4)	2,100	2,182,299
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	200	227,622
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	272,746
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	446,256
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	750	800,723
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,127,844
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,438,800
Michigan State University, 5.00%, 2/15/44	3,750	4,436,288
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(5)	10,000	10,056,600
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,437,055
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,134,490
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,112,270
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,103,480
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,098,350
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,159,080
University of California, 5.00%, 5/15/38(5)	10,000	11,127,900

		$54,225,109

Electric Utilities — 3.0%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,041,941
Arkansas River Power Authority, CO, 5.00%, 10/1/31	1,500	1,727,145
Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,717,935
Arkansas River Power Authority, CO, 5.00%, 10/1/38	2,825	3,150,270
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,250	15,674,560

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$730	$736,928
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,661,700
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,590,285
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	218,715
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	320	322,566

		$36,842,045

Escrowed/Prerefunded — 3.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,186,420
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,333,099
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	723,996
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,291,190
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,555	6,843,027
Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	3,335	3,501,483
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,067,695
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	800	865,840
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,304,171
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,514,450
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	158,742
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	206,365
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,192,320
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,798,220
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	150	151,340
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(5)	10,000	10,635,100

		$39,773,458

General Obligations — 6.7%
California, 5.00%, 4/1/27	$5,000	$6,183,050
California, 5.00%, 4/1/33	3,000	3,737,550
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	828,321
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	918,480
Chicago Board of Education, IL, 5.00%, 12/1/21	790	829,310
Chicago Board of Education, IL, 5.00%, 12/1/26	1,595	1,735,392
Chicago Board of Education, IL, 5.00%, 12/1/46	9,935	10,428,273
Chicago Board of Education, IL, 5.00%, 12/1/46	1,875	1,930,556
Chicago, IL, 5.00%, 1/1/40	2,000	2,135,740
Detroit, MI, 5.00%, 4/1/30	1,400	1,540,504
Detroit, MI, 5.00%, 4/1/31	865	943,801
Illinois, 5.00%, 11/1/21	8,000	8,475,760
Illinois, 5.00%, 11/1/30	7,200	7,783,416
Illinois, 5.00%, 5/1/33	9,480	10,289,971
Illinois, 5.00%, 5/1/35	3,500	3,666,705

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 5/1/39	$8,165	$8,729,120
Illinois, 5.25%, 7/1/30	2,800	2,972,424
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	60	45,524
Will and Cook Counties Community High School District No. 210, IL, 3.375%, 1/1/33	350	296,265
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,670,030
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,201,950

		$81,342,142

Health Care - Miscellaneous — 0.0%(1)
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$300	$299,691

		$299,691

Hospital — 9.9%
Albermarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 2.25%, 10/1/48(6)	$5,450	$5,450,000
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	2,200	2,476,144
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	272,618
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	593,566
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	539,030
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,109,340
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,696,280
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,111,770
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,195,420
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,572,796
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,679,730
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,673,415
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,771,006
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,875,531
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	8,880	9,603,010
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,075,980
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	765,458
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,144,368
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,953,384
Massachusetts Development Finance Agency, (Wellforce), 4.00%, 7/1/44	1,500	1,545,195
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,577,440
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,213,923
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,931,566
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	2,175	2,444,004
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,000	1,149,610
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	2,000	2,292,360
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	3,900	4,451,616
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,138,230
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	2,300	2,533,795
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,153,668
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	8,045	9,166,553
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/39	2,500	2,867,775

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	$6,250	$6,995,937
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,073,735
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,314,954
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,369,788
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(5)	7,000	7,838,040
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,776,400
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,858,124
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,769,150

		$121,020,709

Housing — 1.7%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(3)	$4,000	$4,000,000
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	800,137
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,318,475
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	490	493,680
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,037,292
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,604,230
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/37	1,500	1,533,345
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	872,056
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,072,850
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	860	860,000
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	2,000,000

		$20,592,065

Industrial Development Revenue — 9.6%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$1,180	$1,264,535
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,038,516
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	7,175	7,224,364
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	2,250	2,338,605
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,006,025
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,974,564
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,709,690
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	1,810	1,839,992
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,037,390
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,385,135

Security	Principal Amount (000’s omitted)	Value
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(3)	$1,500	$1,559,070
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	6,335	6,419,635
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	6,965	7,110,499
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	1,285	1,291,361
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,040,095
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,846,494
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	865,283
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,463,011
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,339,612
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(3)	5,500	5,134,580
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,000	1,034,530
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,726,869
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,192,850
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	1,340	1,361,547
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,384,860
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(3)(4)	1,440	1,519,805
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)(4)	1,280	1,373,350
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	486,319
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,490,746
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(3)	2,260	2,556,309

		$117,015,641

Insured-General Obligations — 2.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$505,555
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,416,300
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	580,210
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,128,900
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,477,641
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,326,792
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,532,644
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,060,680
North Las Vegas, NV, (AGM), 4.00%, 6/1/36	5,055	5,376,094
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	2,315	2,433,274
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,222,300

		$26,060,390

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,874,129
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	8,293,861
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	7,329,000
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,184,385

		$24,681,375

Insured-Special Tax Revenue — 2.3%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$455	$365,474
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	2,345	1,804,946
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	19,634,885
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,535	2,600,302
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,030	3,102,781

		$27,508,388

Insured-Transportation — 4.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,660,785
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	718,471
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,508,061
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,928,500
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,727,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,976,055
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,000,532
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,984,742
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	3,139,470
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,118,000
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,317,279
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,826,480
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,872,792

		$51,778,767

Insured-Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,575,521
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,711,148
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,936,209
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,531,952

		$7,754,830

Lease Revenue/Certificates of Participation — 2.6%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(5)	$10,875	$12,394,129
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	4,695	5,017,358
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	1,009,109
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,648,943
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	10,000	10,969,000

		$31,038,539

Security	Principal Amount (000’s omitted)	Value
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$640	$643,776

		$643,776

Other Revenue — 3.9%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$581,370
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	577,620
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	688,674
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	566,895
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	158,068
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	2,003,133
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	7,700	2,611,224
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	691,496
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	917,508
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	430	482,972
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	285	322,372
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	1,490	1,672,674
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(3)	1,260	1,369,481
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	2,040	2,222,050
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(5)	10,000	11,428,200
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(3)	6,081	5,618,829
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	6,437,507
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,018,509
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	5,785	5,787,140
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	739,655

		$48,020,377

Senior Living/Life Care — 11.8%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,393,186
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,484,068
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/38	1,000	1,110,280
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,489,362
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,368,927
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/38	225	240,649
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/43	310	329,806
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	450,657
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,368,150
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	834,570
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	1,042,920

Security	Principal Amount (000’s omitted)	Value
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$1,250	$1,396,537
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	980	980,745
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	600	645,606
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,080,560
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	134,563
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	458,550
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	732,094
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	577,400
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	527,237
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,786,479
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,037,930
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,036,780
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,505,355
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/43	3,250	3,462,842
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,064,770
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,774,550
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	1,550	1,651,602
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	1,010	1,056,763
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(3)	1,000	1,076,740
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	1,280	1,356,557
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,410	2,536,645
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	411,595
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	1,045	1,045,627
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	2,560	2,560,870
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	511,055
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	783,053
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,529,505
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,381,614
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,233,046
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,683,400
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,901,971
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	609,341
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,078,330

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	$6,320	$6,505,998
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,364,053
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,601,888
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.375%, 1/1/39	1,250	1,296,963
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/49	2,500	2,621,625
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,904,140
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	84,092
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,334,252
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,726,887
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	817,601
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,350,525
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,348,180
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,100,814
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(3)	1,325	1,324,735
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	2,130	2,289,750
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,370	5,728,716
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	475,007
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,458,826
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(3)	2,850	3,127,333
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,298,207
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,299,655
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,138,945
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	551,855
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(3)	1,500	1,589,670
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(3)	1,250	1,303,388
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(3)	4,000	4,396,040
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(3)	4,815	5,282,055
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,517,040

		$143,560,527

Special Tax Revenue — 5.3%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,829,080
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,841	4,841,000
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,180,180
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	681,084

Security	Principal Amount (000’s omitted)	Value
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	$4,515	$4,629,816
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	900	965,799
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,763,726
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	470	470,164
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,230	1,206,335
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(5)	10,000	11,423,200
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	9,360	10,131,264
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,317,375
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,510	2,523,504
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,617,840
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,076,180
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	484,033
South Village Community Development District, FL, 3.50%, 5/1/32	805	831,074
South Village Community Development District, FL, 3.625%, 5/1/35	500	515,745
South Village Community Development District, FL, 3.75%, 5/1/38	1,020	1,050,988
South Village Community Development District, FL, 4.875%, 5/1/35	500	508,745
South Village Community Development District, FL, 5.00%, 5/1/38	100	101,950
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,143	1,118,062
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	830	742,377
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	365,000
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,410	3,386,437

		$64,760,968

Student Loan — 1.0%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$4,340	$4,490,641
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	4,897,659
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,923,988

		$12,312,288

Transportation — 21.7%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,272,480
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	1,740	2,014,224
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	760	877,078
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,240,899
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	601,889
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,669,571
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,486,200
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,868,550
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,694,050
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,631,550
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,820,746
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,391,665
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	576,375

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	$1,500	$1,703,160
Colorado High Performance Transportation Enterprise, (C-470 Express Lanes), 5.00%, 12/31/47	1,900	2,063,495
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,726,775
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,884,940
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,125,060
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,512,052
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,312,314
Illinois Toll Highway Authority, 5.00%, 1/1/40(5)	15,000	17,005,950
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,693,220
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	750,167
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	306,320
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	652,131
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	519,354
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	8,668,725
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	595	388,351
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,925	3,081,917
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,321,686
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,582,850
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,550,950
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	13,000	14,440,140
New Jersey Turnpike Authority, 4.00%, 1/1/48	6,590	7,061,185
New Jersey Turnpike Authority, 5.00%, 1/1/48(5)	5,000	5,890,200
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,226,760
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,686,060
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,500	8,159,400
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	6,886,102
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	526,109
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,812,485
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(5)	10,000	10,864,400
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,891,629
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	227,184
Port Authority of New York and New Jersey, 4.00%, 9/1/43	4,930	5,353,586
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(5)	12,080	13,046,642
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/15/43	4,020	4,279,210
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(5)	10,000	10,521,000
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,070	4,748,347
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	3,750	4,238,475
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,155,600
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,255,457
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,493,922

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$3,685	$3,897,477
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	4,714,532
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,524,348
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,540,750
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,579,972
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/36	550	274,247
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/46	2,500	716,875
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,736,225

		$263,743,013

Water and Sewer — 3.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,438,685
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,633,834
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	13,930,409
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,137,848
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,038,312
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/40	5,000	5,497,700
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 2.29%, 6/15/32(6)	8,385	8,385,000

		$39,061,788

Total Tax-Exempt Municipal Securities — 99.6% (identified cost $1,152,510,875)		$1,212,206,042

Taxable Municipal Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$120	$35,988

		$35,988

Escrowed/Prerefunded — 1.1%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$13,056,239

		$13,056,239

General Obligations — 0.9%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$7,231,773
Chicago Board of Education, IL, 5.182%, 12/1/21(8)	325	326,869
Chicago, IL, 7.75%, 1/1/42	3,689	4,095,675

		$11,654,317

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,566,255

		$13,566,255

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.6%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$297	$297,164
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,599,956

		$7,897,120

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$4,440	$4,366,429
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(3)	235	234,932

		$4,601,361

Special Tax Revenue — 0.3%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,143,825
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,570	2,653,396

		$3,797,221

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$8,213,095

		$8,213,095

Total Taxable Municipal Securities — 5.1% (identified cost $56,886,220)		$62,821,596

Corporate Bonds & Notes — 1.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.7%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,018,047
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,240	4,374,398

		$8,392,445

Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$7,980	$8,271,670

		$8,271,670

Total Corporate Bonds & Notes — 1.4% (identified cost $16,385,001)		$16,664,115

Total Investments — 106.1% (identified cost $1,225,782,096)		$1,291,691,753

Other Assets, Less Liabilities — (6.1)%		$(74,305,248)

Net Assets — 100.0%		$1,217,386,505

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.4%
New York	13.9%
Illinois	12.6%
Others, representing less than 10% individually	65.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.6% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $120,866,193 or 9.9% of the Fund’s net assets.

(4)	When-issued security.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	175	Short	6/19/19	$(21,642,578)	$(207,225)
U.S. Long Treasury Bond	112	Short	6/19/19	(16,516,500)	(159,269)

					$(366,494)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $366,494.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,212,206,042	$—	$1,212,206,042
Taxable Municipal Securities	—	62,821,596	—	62,821,596
Corporate Bonds & Notes	—	16,664,115	—	16,664,115
Total Investments	$—	$1,291,691,753	$—	$1,291,691,753

Liability Description
Futures Contracts	$(366,494)	$—	$—	$(366,494)
Total	$(366,494)	$—	$—	$(366,494)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.